ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C Shares

    Supplement dated March 18, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE APRIL 15, 2008, THE REDEMPTION FEE WILL BE ELIMINATED FROM THE INTERNATIONAL EQUITY FUND. ACCORDINGLY, THE FOLLOWING REPLACES THE INFORMATION FOR THE ALLEGIANT INTERNATIONAL EQUITY FUND UNDER "SHAREHOLDER FEES" IN THE SECTION OF THE PROSPECTUS TITLED "FUND FEES AND EXPENSES" ON PAGE 28:

-----------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------
                                                      INTERNATIONAL EQUITY FUND

                                                       CLASS A        CLASS C
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)                      5.50%(1)       None
-----------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage    None(2)        1.00%(3)
of net asset value)
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
of offering price)                                     None           None
-----------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None           None
-----------------------------------------------------
Exchange Fee                                           None           None
-----------------------------------------------------


THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH UNDER "REDEMPTION FEE" ON PAGE 55 OF THE PROSPECTUS:

Effective April 15, 2008, the Allegiant Funds have eliminated the redemption fee from the Allegiant International Equity Fund. There will be no redemption fee on Class A or Class C Shares purchased on or after April 15, 2008. If you purchased shares prior to April 15, 2008, those shares remain eligible for the redemption fee of 2.00% should you redeem or exchange such shares within 60 days following their acquisition (either by purchase or exchange).

THE FOURTH PARAGRAPH UNDER "REDEMPTION FEE" ON PAGE 55 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                      SP-AC-0308

                                 ALLEGIANT FUNDS

                            INTERNATIONAL EQUITY FUND

                                    I Shares

    Supplement dated March 18, 2008 to the Prospectus dated October 1, 2007.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE APRIL 15, 2008, THE REDEMPTION FEE WILL BE ELIMINATED FROM THE INTERNATIONAL EQUITY FUND. ACCORDINGLY, THE FOLLOWING REPLACES THE INFORMATION FOR THE ALLEGIANT INTERNATIONAL EQUITY FUND UNDER "SHAREHOLDER FEES" IN THE SECTION OF THE PROSPECTUS TITLED "FUND FEES AND EXPENSES" ON PAGE 21:

-----------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)                                 None
-----------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage               None
of net asset value)
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
of offering price)                                                None
-----------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                    None
-----------------------------------------------------
Exchange Fee                                                      None
-----------------------------------------------------


THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH UNDER "REDEMPTION FEE" ON PAGE 44 OF THE PROSPECTUS:

Effective April 15, 2008, the Allegiant Funds have eliminated the redemption fee from the Allegiant International Equity Fund. There will be no redemption fee on Class I Shares purchased on or after April 15, 2008. If you purchased shares prior to April 15, 2008, those shares remain eligible for the redemption fee of 2.00% should you redeem or exchange such shares within 60 days following their acquisition (either by purchase or exchange).








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                       SP-I-0308